TAXATION	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
TAXATION	TAXATION

Figures in millions	US Dollars
	2024	2023	2022
Current taxation
Current year	447	233	199
Prior year under (over) provision	7	(17)	32
Impairment and disposal of tangible assets	—	1	—
	454	217	231
Deferred taxation
Current year	170	92	46
Prior year (over) under provision	(1)	10	4
Impairment and disposal of tangible assets	—	(34)	(60)
	169	68	(10)

	623	285	221

Figures in millions	US Dollars
	2024	2023	2022
Reconciliation to UK taxation rate (1)
Implied tax charge at 25% (2023:25%; 2022: 28%)	418	16	132
Increase (decrease) due to:
Expenses not tax deductible (2)	21	90	83
Share of associates and joint ventures' profit	(39)	(52)	(45)
Tax rate differentials (3) and withholding taxes (4)	145	63	31
Exchange variations and translation adjustments	28	(17)	—
Top-up tax - Pillar Two	6	—	—

Current year tax losses (expense) not recognised:
Ghana	28	22	(64)
UK	34	26	24
North America	33	38	22
South Africa	—	3	20

Tax exempt operations:
Guinea (5)	(30)	(6)	(27)
Egypt (6)	(16)	—	—

Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	1	25	3
Restructuring costs	—	79	4
Argentinian inflationary impact allowances	(32)	4	—
Adjustment in respect of prior years	7	(7)	36
Other (7)	19	1	2
Income tax expense	623	285	221
(1) With the change in domicile of the Group’s parent company from South Africa to the UK, as a result of the corporate restructuring in September 2023, the Group tax rate reconciliation for 31 December 2023 and 2024 has been prepared using the enacted UK corporate tax rate of 25%. The comparative information for
2022 was presented using the South African corporate tax rate of 28%.
(2)Included in current and prior years are non-deductible corporate, legal, project, exploration and rehabilitation costs, net impairment in Brazil and Colombia and
British Virgin Islands group losses.
(3)Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil and Argentina.
(4)Withholding taxes on dividends paid.
(5)    Siguiri current tax expense not recognised due to tax holiday.
(6)    Sukari Gold Mines Company’s current tax expense not recognised as the company is tax exempt.
(7)  Includes losses from the zero - cost collar gold price hedge.
10TAXATION (continued)
Organisation for Economic Co-operation and Development (OECD) Pillar Two model rules
The Group is within the scope of the OECD Pillar Two model rules as the Pillar Two legislation was enacted on 11 July 2023 in the UK, the jurisdiction in which the Group’s parent company is incorporated, and came into effect from 1 January 2024.
The Group applies the exception to recognising and disclosing information about deferred tax assets and liabilities related to
Pillar Two income taxes, as provided in the amendments to IAS 12 ‘Income Taxes’ issued in May 2023.
Under the Pillar Two legislation, the Group is liable to pay a top-up tax for the difference between its Pillar Two effective tax rate per jurisdiction and the 15% minimum rate.
The Group recognised an estimated current tax expense related to Pillar Two, which amounted to $6m for 2024.
Unrecognised deferred tax assets

Figures in millions	US Dollars
	2024	2023	2022
Analysis of unrecognised tax losses
Available to be utilised against future profits
- utilisation required within one year	1,011	108	107
- utilisation required between one and two years	155	1,037	100
- utilisation required between two and five years	396	191	1,180
- utilisation required between five and twenty years	1,041	1,035	956
- utilisation in excess of twenty years	969	835	588
	3,572	3,206	2,931
At the statutory tax rates, the unrecognised value of deferred tax assets is: $1,023m (2023: $921m; 2022: $801m), mainly relating to tax losses incurred in the UK, North America, Ghana, Colombia, Brazil and South Africa.
The Group is subject to examination by tax authorities in the respective jurisdictions of operation, which give rise to tax litigation and disputes resulting in uncertain tax positions. The Group assesses these uncertain tax positions to determine if a provision is required by applying the appropriate accounting requirements, benchmarking to similar recent outcomes and, in some cases, advice from independent experts. The economic outflow from these uncertain tax matters within the Group have been assessed as remote except for those disclosed in Note 32.

Accounting policies
Deferred taxation is recognised on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.
The future taxable income are based on detailed cash flow forecasts for at least 12 months and updated life-of-mine plan models with longer-
term cash flow projections from operations and the application of existing tax laws in each jurisdiction.
The carrying amount of deferred tax assets is reviewed at each reporting date.
Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.
Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or an acquisition that is a business combination.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date. Interest and penalties, if any, are recognised in the income statement as part of taxation expense if based on the specific facts and circumstances, the entity has determined that the interest (receivable or payable) and penalties payable to the tax authorities are an income tax.
On an ad hoc basis when significant unusual transactions occur, the Group applies the approved tax strategy which includes obtaining external legal opinions, if required, for guidance in applying the requirements of the legislation in various jurisdictions.